Other capital reserve - Changes in Restricted Stock Unit Plan (Details) - 2016 Plan (RSU) - RSUs	12 Months Ended
	Mar. 31, 2018 INR (₨) EquityInstruments	Mar. 31, 2017 INR (₨) EquityInstruments	Mar. 31, 2016 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 INR (₨)
Number of shares
Number of RSU's outstanding at the beginning of the year	0
Granted during the year	603,792
Forfeited during the year	6,535
Expired during the year	283
Vested during the year	49,584
Number of RSU's outstanding at the end of the year	547,390	0
Weighted average remaining contractual life	5 months 12 days	0 years
Exercise price | ₨		₨ 0			₨ 0
Share based compensation cost | ₨	₨ 88,829,000	₨ 0	₨ 0
Valuation inputs
Weighted average Fair value of ordinary share at the measurement date | $				$ 6.68
Dividend Yield	0.00%
Minimum
Valuation inputs
Risk-free interest rate	2.00%
Expected volatility	35.00%
Expected life of RSUs	0 years
Maximum
Valuation inputs
Risk-free interest rate	2.50%
Expected volatility	37.00%
Expected life of RSUs	4 years